CONTINGENCIES (Narrative) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Commitments And Contingencies [Abstract]
Grant contingencies maximum amount payable	$ 3,313,000	$ 3,291,000
Utilisation period for provisions	one to three years